Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 48,000
2024	451,912
Total long-term debt	$ 499,912	$ 567,000